Employee benefits (Tables)	12 Months Ended
Mar. 31, 2026
Statements [Line Items]
Summary of Amounts Recognized in Relation to Net Defined Benefit Liability asset in Statements of Financial Position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2025	2026	2025	2026
Present value of defined benefit obligations	488,818	387,432	130,259	139,768
Fair value of plan assets	(439,943)	(418,453)	(49,648)	(81,261)
The impact of minimum funding requirement and asset ceiling	10,147	-	3,225	3,319

Net amount	59,022	(31,021)	83,836	61,826

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(84,009)	(127,452)	(2,905)	(2,314)
Net defined benefit liability	143,031	96,431	86,741	64,140

Net amount	59,022	(31,021)	83,836	61,826

Summary of Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2025 and 2026 is as follows:

	$		$		$		$
	Japanese plans				Foreign plans
	March 31				March 31
	2025		2026		2025		2026
Weighted average duration of defined benefit obligations		10.6 years		10.7 years		11.9 years		11.3 years

Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2025 and 2026 are as follows:

	$	$	$	$
	Japanese plans		Foreign plans
	March 31		March 31
	2025	2026	2025	2026
Discount rate	2.1%	3.1%	4.1%	4.5%

Summary of Sensitivity of the Defined Benefit Obligations
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	$		$		$		$
	Yen in millions
	Japanese plans				Foreign plans
	March 31				March 31
Change in assumptions	2025		2026		2025		2026
Discount rate
0.25% decrease		11,336		8,434		3,628		6,616
0.25% increase		(10,878)		(8,113)		(3,437)		(6,274)

Summary of Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Japanese plans	11,662	11,849	11,125
Foreign plans	16,137	17,209	19,112

Summary of Employee Benefit expense
Employee benefits expenses included in cost of sales, selling, general and administrative, and net income (loss) from discontinued operations in the consolidated statements of income for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2024	2025	2026
Total employee benefits expenses	1,743,936	1,840,803	1,784,569

Japanese Defined Benefit Plans [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	12,192	12,192	-
Equity securities *1	54,103	48,624	5,479
Fixed income:
Government bonds *2	11,565	382	11,183
Corporate bonds *3	5,241	18	5,223
Commingled funds *4	278,892	-	278,892
Private equity	35,115	-	35,115
Hedge funds	42,835	-	42,835

Total	439,943	61,216	378,727

	Yen in millions
	Japanese plans
	March 31 2026	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,755	4,755	-
Equity securities *1	51,815	43,662	8,153
Fixed income:
Government bonds	3,773	3,773	-
Commingled funds *4	274,752	-	274,752
Private equity	36,814	-	36,814
Hedge funds	46,544	-	46,544

Total	418,453	52,190	366,263

*1	Represents primarily Japanese equity securities.
*2	Includes approximately 84% of debt securities issued by Japanese national and local governments, and 16% of debt securities issued by foreign national and local governments.
*3	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Foreign Defined Benefit Plan [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets

	Yen in millions
	Foreign plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,599	4,599	-
Equity securities *1	101	101	-
Fixed income:
Government bonds *2	1,207	-	1,207
Corporate bonds *3	175	-	175
Asset-backed securities	43	-	43
Insurance contracts *4	23,057	334	22,723
Commingled funds *5	16,929	-	16,929
Real estate and other	3,537	-	3,537

Total	49,648	5,034	44,614

	Yen in millions
	Foreign plans
	March 31 2026	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,695	4,695	-
Equity securities *1	119	59	60
Fixed income:
Government bonds *2	1,070	-	1,070
Corporate bonds *3	194	-	194
Asset-backed securities	196	-	196
Insurance contracts *4	24,125	-	24,125
Commingled funds *5	45,909	-	45,909
Real estate and other	4,953	13	4,940

Total	81,261	4,767	76,494

*1	Represents primarily foreign equity securities.
*2	Includes primarily foreign government debt securities.
*3	Includes primarily foreign corporate debt securities.
*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Present value of defined benefit obligation [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the defined benefit obligations for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	543,292	488,818	126,987	130,259

Current service cost	11,561	6,565	2,049	1,995
Past service cost	-	-	216	980
Interest cost	7,861	9,373	5,155	5,477
Remeasurements:
Change in demographic assumptions	2,005	1,509	14	489
Change in financial assumptions	(32,255)	(33,628)	(3,707)	(5,272)
Other	1,514	(294)	8,894	639
Translation adjustments	-	-	(1,382)	14,217
Plan participants’ contributions	-	-	231	276
Benefits paid	(45,135)	(32,318)	(8,198)	(8,741)
Curtailments and settlements	-	-	-	(551)
Other	(25)	-	-	-
Impact from loss of control of the Financial Services business*	-	(52,593)	-	-

Ending balance of the fiscal year	488,818	387,432	130,259	139,768

*
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

Effect of asset ceiling [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2025 and 2026 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	9,837	10,147	3,457	3,225

Interest income	139	-	174	178
Remeasurements:
Change in asset ceiling excluding interest income	171	-	(436)	(387)
Translation adjustments	-	-	30	303
Impact from loss of control of the Financial Service s business*	-	(10,147)	-	-

Ending balance of the fiscal year	10,147	-	3,225	3,319

*
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

Changes In The Plan Assets [Member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the plan assets for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2025	2026	2025	2026
Beginning balance of the fiscal year	464,376	439,943	47,893	49,648

Interest income	7,047	9,139	2,202	2,418
Remeasurements:
Return on plan assets excluding interest income	(9,997)	15,806	1,330	(1,515)
Translation adjustments	-	-	(462)	6,233
Employer contribution	2,362	858	5,645	3,900
Plan participants’ contributions	-	-	359	291
Benefits paid	(23,845)	(22,571)	(7,319)	(7,949)
Curtailments and settlements	-	-	-	(349)
Impact from loss of control of the Financial Services business* 1	-	(24,722)	-	-
Other* 2	-	-	-	28,584

Ending balance of the fiscal year	439,943	418,453	49,648	81,261

*1
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

*2
The increase for the fiscal year ended March 31, 2026 is primarily attributable to contributions to plan assets associated with the establishment of new trust agreements at certain overseas subsidiaries.